Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2012
Registrant Name	MUTUAL OF AMERICA INSTITUTIONAL FUNDS INC
Central Index Key	0000934699
Amendment Flag	false
Document Creation Date	Apr. 29, 2013
Document Effective Date	May 01, 2013
Prospectus Date	May 01, 2013
Equity Index Fund | Equity Index Fund Class
Risk/Return:
Trading Symbol	MAEQX
All America Fund | All America Fund Class
Risk/Return:
Trading Symbol	MALLX
Small Cap Value Fund | Small Cap Value Fund Class
Risk/Return:
Trading Symbol	MAVSX
Small Cap Growth Fund | Small Cap Growth Fund Class
Risk/Return:
Trading Symbol	MASSX
Mid-Cap Equity Index Fund | Mid-Cap Equity Index Fund Class
Risk/Return:
Trading Symbol	MAMQX
Money Market Fund | Money Market Fund Class
Risk/Return:
Trading Symbol	MAFXX
Bond Fund | Bond Fund Class
Risk/Return:
Trading Symbol	MABOX